Asbestos-Related Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Liability for Asbestos and Environmental Claims [Abstract]
Summary of Claims Activity
The Company's approximate claims activity for the years ended 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Beginning claims	55,500	54,500	54,000
New claims	2,500	2,500	2,500
Settlements or dismissals	(2,500)	(1,500)	(2,000)
Ending claims	55,500	55,500	54,500

Schedule of Asbestos Claims Cash Payments
The Company's cash payments during the years ended 2017, 2016, and 2015 were as follows:

	2017	2016	2015
Asbestos-related payments	$30	$30	$30
Settled claims payments (included in asbestos-related payments above)	24	23	22

Summary of Outstanding Asbestos Claims by Year of Exposure and State Filed
In the fourth quarter of each year, the Company performs an analysis of outstanding claims and categorizes by year of exposure and state filed. As of December 31, 2017 and December 31, 2016, the Company's outstanding claims were:

	2017	2016
Claimants alleging first exposure after 1964	16,500	16,000
Claimants alleging first exposure before or during 1964 filed in:
Texas	13,000	13,000
Pennsylvania	1,500	2,000
Other states that have enacted asbestos legislation	6,000	6,000
Other states	18,500	18,500
Total claims outstanding	55,500	55,500

Summary of Percentage of Outstanding Claims Related to Claimants Alleging Serious Diseases
As of December 31, the percentage of outstanding claims related to claimants alleging serious diseases (primarily mesothelioma and other malignancies) were as follows:

	2017	2016	2015
Total claims	22%	22%	22%
Pre-1964 claims in states without asbestos legislation	41%	41%	41%